FINANCIAL RISK MANAGEMENT - Schedule of Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (12)	$ (8)	$ (8)
Impact of 10% increase on net income (loss)	12	8	8
Impact of 10% decrease on parent equity	(182)	(150)	(142)
Impact of 10% increase on parent equity	182	150	142
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(12)	(14)	(20)
Impact of 10% increase on net income (loss)	12	14	20
Impact of 10% decrease on parent equity	36	31	(15)
Impact of 10% increase on parent equity	(36)	(31)	15
USD/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on parent equity	(1)	0	(1)
Impact of 10% increase on parent equity	$ 1	$ 0	$ 1